GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
May 31, 2012
GOODWILL AND OTHER INTANGIBLE ASSETS

NOTE B — GOODWILL AND OTHER INTANGIBLE ASSETS

The changes in the carrying amount of goodwill, by reportable segment, for the years ended May 31, 2012 and 2011, are as follows:

(In thousands)	Industrial Segment	Consumer Segment	Total
Balance as of June 1, 2010	$392,850	$375,394	$768,244
Acquisitions	16,265		16,265
Purchase accounting adjustments(1)	1,586		1,586
Translation adjustments	35,055	10,339	45,394

Balance as of May 31, 2011	445,756	385,733	831,489
Acquisitions	50,233	4,944	55,177
Translation adjustments	(30,098)	(7,222)	(37,320)

Balance as of May 31, 2012	$465,891	$383,455	$849,346

(1)	Relates primarily to other accruals and finalization of certain property, plant and equipment and intangibles valuations; and current year adjustments to purchase price contingencies.

Total accumulated impairment losses were $14.9 million at May 31, 2012 and 2011, which was recorded during the fiscal year ended May 31, 2009 by our industrial reportable segment.

Other intangible assets consist of the following major classes:

(In thousands)	Amortization Period (In Years)	Gross Carrying Amount	Accumulated Amortization	Net Other Intangible Assets
As of May 31, 2012
Amortized intangible assets
Formulae	3 to 33	$174,190	$103,414	$70,776
Customer-related intangibles	3 to 33	139,824	52,616	87,208
Trademarks/names	4 to 40	26,050	11,192	14,858
Other	1 to 40	49,373	25,526	23,847

Total Amortized Intangibles		389,437	192,748	196,689
Indefinite-lived intangible assets
Trademarks/names		148,931		148,931

Total Other Intangible Assets		$538,368	$192,748	$345,620

As of May 31, 2011
Amortized intangible assets
Formulae	3 to 33	$172,536	$97,185	$75,351
Customer-related intangibles	3 to 33	115,810	45,696	70,114
Trademarks/names	4 to 40	27,961	10,591	17,370
Other	1 to 40	44,910	23,784	21,126

Total Amortized Intangibles		361,217	177,256	183,961
Indefinite-lived intangible assets
Trademarks/names		128,906		128,906

Total Other Intangible Assets		$490,123	$177,256	$312,867

The aggregate intangible asset amortization expense for the fiscal years ended May 31, 2012, 2011 and 2010 was $21.4 million, $20.0 million and $22.2 million, respectively. For the next five fiscal years, we estimate annual intangible asset amortization expense related to our existing intangible assets to approximate the following: 2013 — $20.9 million, 2014 — $19.9 million, 2015 — $19.1 million, 2016 — $18.5 million and 2017 — $17.8 million.